INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX
Schedule of components recognized in the income statement

12.1. Components recognized in the income statement of the period:

	December 31,	December 31,	December 31,
	2019	2018	2017
In millions of Colombian pesos
Current tax
Fiscal term	1,040,558	752,728	1,041,454
Prior fiscal terms(1)	7,908	(146,837)	3,967
Total current tax	1,048,466	605,891	1,045,421
Deferred tax
Fiscal term	214,498	223,544	193,177
Total deferred tax	214,498	223,544	193,177
Total income tax	1,262,964	829,435	1,238,598

(1) The recoveries of previous periods for $85,921 was recognized in 2017 in Bancolombia as income.

Schedule of components recognized in other comprehensive income

12.2. Components recognized in Other Comprehensive Income (OCI)

December 31, 2019
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Losses related to the defined benefit liability	(38,451)	14,835	(23,616)
Net income from financial instruments measured at fair value	84,171	(12,607)	71,564
Unrealized gains on investments in associates and joint ventures using equity method.	8,151	(32)	8,119
Loss net investment coverage in operations abroad	(60,258)	20,213	(40,045)
Exchange differences arising on translating the foreign operations	104,955	-	104,955
Net	98,568	22,409	120,977

See status of Other Comprehensive Income

December 31, 2018
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Revaluation related to the defined benefit liability	37,325	(7,663)	29,662
Net incomefrom financial instruments measured at fair value	3,771	10,190	13,961
Unrealized gains on investments in associates and joint ventures using equity method.	2,581	(663)	1,918
Loss net investment coverage in operations abroad	(584,650)	172,870	(411,780)
Exchange differences arising on translating the foreign operations	1,043,593	-	1,043,593
Net	502,620	174,734	677,354

See status of Other Comprehensive Income

December 31, 2017
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Revaluation related to the defined benefit liability	3,753	(3,725)	28
Net income from financial instruments measured at fair value	17,548	9,789	27,337
Net profit investment coverage in operations abroad	36,762	(6,895)	29,867
Exchange differences arising on translating the foreign operations	412,878	-	412,878
Net	470,941	(831)	470,110

Schedule of applicable fees

The following are the nominal rates of the current tax in each of the countries where Grupo Bancolombia has operations subject to income tax:

Companies domiciled in Colombia

The tax provisions in force in Colombia in relation to the  current income tax applicable for taxable years 2019, 2018 and 2017, establish the following:

	2019	2018	2017
Income tax	33%	33%	34%
Additional points	0%*	4%	6%
Total	33%	37%	40%

* For 2019, Law 1943 of 2018 established for the financial institutions, a surcharge of 4 additional points on the general income tax. However, Decision C-510 of 2019 of the constitutional count declared this surcharge to be unenforceable.

The deferred tax as of December 31, 2019 was calculated based on the temporary differences, taking into account the applicable rates for 2020 and following years, as follows:

	2020	2021	2022	2023 onwards
Income tax	32%	31%	30%	30%
Additional points	4%	3%	3%	0%
Total	36%	34%	33%	30%

* Law 2010 of 2019 (Law on economic growth) established for financial institutions, certain additional points on the general income tax. This surcharge is subject to an advance payment of 100%.

Domiciled companies in other countries

The tax rates used for the calculation of income tax, for the taxable periods 2018 and 2019 was:

		2018	2019	2020 onwards
Companies in Peru	Income tax	29.5%	29.5%	-
Companies in Panama	Income tax	25%	25%	25%
Companies in El Salvador	Income tax	30%	30%	30%
Companies in Guatemala	Income tax	25%	25%	25%

Schedule of temporary differences

12.3.2.    Amount of temporary differences in subsidiaries, branches, associates over which deferred tax was not recognized is:

	December 31, 2019	December 31, 2018
In millions of Colombian pesos
Temporary differences
Local Subsidiaries	(1,159,387)	(442,739)
Foreign Subsidiaries	(4,547,635)	(4,547,635)

Schedule of deferred tax assets and liabilities

In accordance with IAS 12 no deferred tax credit was recorded with respect to the amounts shown in the table above, because the administration can control the future time in which such differences are reversed and this is not expected to occur in the foreseeable future.

12.3.3.    Temporary differences as of December 31, 2019

-  Net effect of deferred tax assets and liabilities by company disclosed in the Financial Position Statement:

	December 31,	December 31,	December 31,	December 31,
	2019	2019	2018	2018
In millions of Colombian pesos
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
Company	Asset	Liability	Asset	Liability
Arrendadora Financiera S.A.		(53)	94
Bagrícola Costa Rica S.A.	102		74
Grupo Agromercantil Holding	50,063			(13,566)
Banca de Inversión Bancolombia S.A.		(20,567)		(20,300)
Banco Agrícola S.A.	72,436		67,527
Bancolombia S.A.		(1,452,087)		(1,245,807)
Banistmo SA and Subsidiaries	271,057		198,958
Pasarela Colombia S.A.S(1).	118			(19)
Fideicomiso "Lote Abelardo Castro"		-		(123)
Fiduciaria Bancolombia S.A.		(5,918)		(4,265)
Gestora de Fondo de Inversión S.A	21
Inversiones CFNS S.A.S.		(452)		(1,011)
Renting Colombia S.A.		(30,656)		(22,450)
Transportempo S.A.S	1,238		163
Valores Banagrícola S.A.	8		19
Valores Bancolombia S.A.	5,959		4,342
Valores Simesa S.A.		(12,225)		(10,754)
Net Deferred Tax by Company	401,002	(1,521,958)	271,177	(1,318,295)
Net Deferred Tax		(1,120,956)		(1,047,118)
(1)	Before Biba Colombia Inmobiliaria S.A.S

This section shows the net deferred tax resulting from each company and differs from the information in section 12.3.4, because there the deferred tax is disclosed according to its nature.

12.3.4.    Asset and liability deferred tax detail without netting by company

This section shows the deferred tax according to its nature and differs from the information in section 12.3.3, because there the deferred tax is shown net by company.

Assets deferred tax with effect on Income Statement, OCI and Equity

Deferred tax summary in	December 31,	With effects	With effects on OCI			December 31,
balance sheet accounts	2018	on Results	and Retained Profits	Eliminations	Reclassifications	2019
In millions of Colombian pesos
Assets deferred tax Results	704,801	(79,475)		(14,192)	8,979	620,113
Assets deferred tax OCI and Equity	477,876		153,409		1,062	3
Net Deferred Tax	1,182,677	(79,475)	153,409	(14,192)	10,041	1,252,460

	December 31, 2018	Implementation	Increase	December 31, 2019
In millions of Colombian pesos
Asset Deferred Tax with effect on Income Statement:
Property and equipment	18,117	11,232	453	7,338
Employee Benefits	172,327	1,083	21,387	192,631
Deterioration assessment	56,920	37,894	99,869	118,895
Tax credits settlement	74,189	3,513	-	70,676
Financial Obligations	291,865	200,450	135	91,550
Investments evaluation	73,863	1,452	14,026	86,437
Other deductions	17,520	1,467	36,533	52,586
Total Asset Deferred Tax with effect on Income Statement	704,801	257,091	172,403	620,113

	December 31, 2018	Implementation	Increase	December 31, 2019
In millions of Colombian pesos
Asset Deferred Tax with effect on OCI and Equity:
Net investment coverage in operations abroad	179,765	-	20,213	199,978
Employee Benefits	28,603	-	10,919	39,522
Investments evaluation	-	70,034	75,005	4,971
implementation adjustment(1)	269,508	-	118,368	387,876
Total Asset Deferred Tax with effect on OCI and Equity	477,876	70,034	224,505	632,347
(1)	Value recorded against retained earnings, not other comprehensive income (OCI). The increase is due to the adoption of IFRS 16.

In accordance with the financial projections, it is expected in the future to generate sufficient liquid income to offset the items recorded as deductible deferred tax. These estimates start from the financial projections that were prepared taking into account information from the Bancolombia Group’s economic research records, the expected economic environment for the next five years. The main indicators on which the models are based are GDP growth, loans growth and interest rates. In addition to these elements, the long-term Group's strategy is taken into account.

Liability deferred tax with effect on Income Statement, OCI and Equity

Deferred tax summary in	December 31,	With effects	With effects on OCI			December 31,
balance sheet accounts	2018	on Results	and Retained Profits	Eliminations	Reclassifications	2019
In millions of Colombian pesos
Liability deferred tax Results	(2,122,001)	(219,631)	-	44,897	44,901	(2,251,834)
Liability deferred tax OCI and Equity	(107,794)	-	(14,354)	-	566	(121,582)
Net Deferred Tax	(2,229,795)	(219,631)	(14,354)	44,897	45,467	(2,373,416)

	December 31, 2018	Implementation	Increase	December 31, 2019
In millions of Colombian pesos
Liability Deferred Tax with effect on Income Statement:
Property and equipment	(243,330)	36,002	7,220	(214,548)
Lease restatement	(213,359)	-	42,072	(255,431)
Deterioration assessment	(375,178)	33,716	11,374	(352,836)
Participatory titles evaluation	(139,963)	84,335	68,136	(123,764)
Derivatives' evaluation	(178,470)	178,466	-	(4)
Goodwill	(858,849)	16,252	177,373	(1,019,970)
Properties received in payment	(77,043)	41	15,711	(92,713)
Other deductions	(35,809)	1,203	157,962	(192,568)
Total Liability Deferred Tax with effect on Income Statement:	(2,122,001)	350,015	479,848	(2,251,834)

	December 31, 2018	Implementation	Increase	December 31, 2019
In millions of Colombian pesos
Liability Deferred Tax with effect on OCI and Equity
Employee Benefits	(3,917)	3,950	33	-
Investments evaluation	(95,283)	70,051	87,629	(112,861)
Investments in associates. Adjustment for equity method	(663)	663	695	(695)
IFRS 9 implementation adjustment(1)(2)	(7,931)	-	95	(8,026)
Total Liability Deferred Tax with effect on OCI and Equity:	(107,794)	74,664	88,452	(121,582)
(1)	Value recorded against retained earnings, not other comprehensive income (OCI)
(2)	Effect on Grupo Agromercantil Holding due to an increase in the investments

Total deferred tax

			With effects on
Deferred tax summary in	December 31,	With effects	OCI and Retained	Eliminations	Reclassifications	December 31,
balance sheet accounts	2018	on Results	Profits			2019
In millions of Colombian pesos
Asset Deferred Tax	1,182,677	(79,475)	153,409	(14,192)	10,041	1,252,460
Liability Deferred Tax	(2,229,795)	(219,631)	(14,354)	44,897	45,467	(2,373,416)
Net Deferred Tax	(1,047,118)	(299,106)	139,055	30,705	55,508	(1,120,956)

Schedule of Reconciliation of the effective tax rate

12.3.5.    Reconciliation of the effective tax rate

	December 31,	December 31,	December 31,
Reconciliation of the tax rate	2019	2018	2017
In millions of Colombian pesos
Accounting profit	4,477,531	3,615,870	3,992,771
Applicable tax with nominal rate	1,477,585	1,337,872	1,597,108
Non-deductible expenses to determine taxable profit (loss)	281,633	266,246	356,350
Accounting and non-tax expense (income) to determine of taxable profit (loss)	(822,683)	(168,134)	(179,605)
Base Differences	304,871	486,193	341,828
Fiscal and non-accounting expense (income) to determine of taxable profit (loss)(1)	434,929	(579,660)	(23,844)
Ordinary activities income exempt from taxation	(258,622)	(235,560)	(181,406)
Ordinary activities income not constituting income or occasional tax gain	(173,791)	(133,211)	(130,272)
Tax deductions	(128,211)	(25,398)	(184,620)
Goodwill Depreciation	(194,679)	(218,277)	(233,004)
Tax depreciation surplus	(100,286)	(118,046)	(177,936)
Tax rate effect in other countries(2)	27,038	(92,125)	(218,785)
Prior fiscal terms	7,908	(146,837)	3,967
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	407,272	456,372	268,817
Total income tax	1,262,964	829,435	1,238,598
(1)	The variation originates mainly from the Participation Method (current tax) and the treatment of derivatives
(2)	The variation originates in adjustments for eliminations in the consolidated financial statements.

Schedule of uncertain positions

In 2019, the Bancolombia Group reversed and updated the uncertain positions in accordance with the administrative acts received during the year:

				Balance December
Balance December 2018	Update	Payments	Reversal	2019
114,968	12,700	6,085	19,031	102,552

Schedule of fiscal losses and presumptive income excesses over net income

The following is the detail of the fiscal losses and presumptive income excesses over net income in the Group’s entities, which have not been used, as of December 31, 2019.

Deferred tax recognized
Base	asset
In millions of Colombian pesos
235,585	70,676

Schedule of the rate of income and supplementary taxes
a)

For financial institutions, the income and supplementary tax rates were amended and certain points were added to the general income tax, provided that the taxable income is equal to or greater than 120,000 TVUs (Tax Value Unit), thus:

Income and supplementary taxes
	2020	2021	2022	2023 onwards
Income tax	32%	31%	30%	30%
Additional points	4%	3%	3%	0%
Total income tax	36%	34%	33%	30%